Basis of Presentation (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues (note 3)	$ 325,480,000	$ 482,805,000	$ 684,561,000	$ 1,056,859,000
Voyage expenses	78,128,000	66,896,000	154,353,000	188,460,000
Teekay Parent
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues (note 3)	53,291,000	88,108,000	116,821,000	180,375,000
Voyage charters
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues (note 3)	$ 124,316,000	$ 218,309,000	$ 245,784,000	$ 543,104,000
LPG Carriers | Teekay LNG | Effect of COVID-19 pandemic [Member]
Unusual Risk or Uncertainty [Line Items]
Number Of Vessels Impaired | vessel			6
FPSO | Teekay Parent | Effect of COVID-19 pandemic [Member]
Unusual Risk or Uncertainty [Line Items]
Number Of Vessels Impaired | vessel			1